TAX FINANCING PROGRAM (Tables)	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Summary of Outstanding Balance of Tax Debt Refinancing Program

The outstanding balance of the Tax Debt Refinancing Program is broken down as follows:

	2018	2017
Law 11941/09 and Law 12865/2013 tax financing program	496,240	638,409
REFIS II - PAES		4,336
PRT (MP 766/2017) (i)	54,528	233,051
PERT (Law 13496/2017) (ii)	2,438	12,981

Total	553,206	888,777

Current	142,036	278,277
Non-current	411,170	610,500

Schedule of Components of Tax Debt Refinancing Program

The amounts of the tax refinancing program created under Law 11941/2009, Provisional Act (MP) 766/2017, and Law 13469/2017, divided into principal, fine and interest, which include the debt declared at the time the deadline to join the program (Law 11941/2009 installment plan) was reopened as provided for by Law 12865/2013 and Law 12996/2014, are broken down as follows:

	2018				2017
	Principal	Fines	Interest	Total	Total
Tax on revenue (COFINS)	42,921		156,674	199,595	299,533
Income tax	5,873		39,094	44,967	68,285
Tax on revenue (PIS)	44,043		35,842	79,885	89,954
Social security (INSS – SAT)	1,018	1,342	2,414	4,774	8,450
Social contribution	754	323	11,426	12,503	17,339
Tax on banking transactions (CPMF)	19,014	2,142	28,976	50,132	49,268
PRT – Other Debts - RFB	26,685	2,374	25,469	54,528	227,261
PRT – Social Security - INSS					5,790
PERT – Other Debts - RFB	1,146		1,292	2,438	12,981
Other	29,150	4,433	70,801	104,384	109,916

Total	170,604	10,614	371,988	553,206	888,777

Schedule of Future Payment of Tax Financing Program	The payment schedule is as follows:

2019	142,036
2020	85,070
2021	85,070
2022	85,070
2023	85,070
2024 e 2025	70,890

Total	553,206